Notes Payable and Trade Payable - Narrative (Details)	12 Months Ended
Dec. 31, 2023
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Disclosure of financial liabilities [line items]
Average term of payment	2 months
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Disclosure of financial liabilities [line items]
Average term of payment	4 months